Deposits	12 Months Ended
Dec. 31, 2018
Deposits
24 Deposits
	2018				2017
end of	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total
Deposits (CHF million)
Non-interest-bearing demand deposits	2,713	1,979	4,692		2,593	2,058	4,651
Interest-bearing demand deposits	125,985	27,794	153,779		125,323	32,732	158,055
Savings deposits	63,924	48	63,972		64,068	18	64,086
Time deposits	31,681	125,021	156,702	[1]	32,531	117,252	149,783	[1]
Total deposits	224,303	154,842	379,145	[2]	224,515	152,060	376,575	[2]
of which due to banks	–	–	15,220		–	–	15,413
of which customer deposits	–	–	363,925		–	–	361,162
The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1
Included CHF 156,562 million and CHF 149,659 million as of December 31, 2018 and 2017, respectively, of the Swiss franc equivalent of individual time deposits greater than USD 100,000 in Switzerland and foreign offices.

2 Not included as of December 31, 2018 and 2017 were CHF 137 million and CHF 135 million, respectively, of overdrawn deposits reclassified as loans.

Bank
Deposits
23 Deposits
	2018				2017
end of	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total
Deposits (CHF million)
Non-interest-bearing demand deposits	2,713	1,981	4,694		2,594	2,058	4,652
Interest-bearing demand deposits	126,416	28,010	154,426		125,685	32,965	158,650
Savings deposits	63,924	48	63,972		64,068	18	64,086
Time deposits	32,347	125,044	157,391	[1]	33,051	117,275	150,326	[1]
Total deposits	225,400	155,083	380,483	[2]	225,398	152,316	377,714	[2]
of which due to banks	–	–	15,220		–	–	15,411
of which customer deposits	–	–	365,263		–	–	362,303
The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1
Included CHF 157,252 million and CHF 150,203 million as of December 31, 2018 and 2017, respectively, of the Swiss franc equivalent of individual time deposits greater than USD 100,000 in Switzerland and foreign offices.

2 Not included as of December 31, 2018 and 2017 were CHF 137 million and CHF 135 million, respectively, of overdrawn deposits reclassified as loans.